Investment Risks - Additional Information (Detail) - Over the Counter [Member]	Dec. 31, 2016
Minimum [Member]
Derivative [Line Items]
Percentage of total investments	11.30%
Minimum [Member] | Meritage Futures Fund LP [Member]
Derivative [Line Items]
Percentage of total investments	20.10%
Maximum [Member]
Derivative [Line Items]
Percentage of total investments	47.30%
Maximum [Member] | Meritage Futures Fund LP [Member]
Derivative [Line Items]
Percentage of total investments	43.30%